CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 864,847	$ 133,807	$ 29,523
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of tax of nil	55,045	48,438	(6,702)
Total other comprehensive (loss) income	55,045	48,438	(6,702)
Comprehensive income	919,892	182,245	22,821
Comprehensive income attributable to non-controlling interest	125,808	6,846	1
Comprehensive income attributable to Daqo New Energy Corp. shareholders	$ 794,084	$ 175,399	$ 22,820